Submission	Sep. 16, 2024
Submission [Line Items]
Central Index Key	0001095073
Registrant Name	EVEREST GROUP, LTD.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES